PROVISION FOR WARRANTY COST	3 Months Ended
Mar. 31, 2024
Provision For Warranty Cost
PROVISION FOR WARRANTY COST

6.	PROVISION FOR WARRANTY COST

The Company provides bumper to bumper warranty coverage for the first two years on specified components, with the exception of normal wear and tear.

During the three months ended March 31, 2024, the Company recorded warranty expense of $293

(March 31, 2023 - $49) as part of its cost of sales in connection with sales completed during the year. During the three months ended March 31, 2024, $113 of warranty costs (March 31, 2023 - $150) have been incurred against the provision. Change in estimate of the warranty provision relates to re-assessment of the warranty provision compared to the actual warranty claims applied.

	March 31, 2024	December 31, 2023
	$	$
Opening balance of warranty provision	747	1,709
Additions	293	368
Warranty claims applied	(113)	(494)
Change in estimate of warranty provision	(5)	(860)
Change in foreign exchange	(14)	24
Ending balance of warranty provision	908	747
Less: Current portion	680	612
Long-term portion of warranty provision	228	135